Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Income Statements
Sales of products	$ 32,979	$ 31,875	$ 26,291
Sales of services	6,357	6,115	5,298
Total revenues	39,336	37,990	31,589
Cost of products	(23,838)	(22,649)	(18,607)
Cost of services	(4,120)	(3,907)	(3,453)
Total cost of sales	(27,958)	(26,556)	(22,060)
Gross profit	11,378	11,434	9,529
Selling, general and administrative expenses	(5,756)	(5,373)	(4,615)
Non-order related research and development expenses	(1,464)	(1,371)	(1,082)
Other income (expense), net	(100)	(23)	(14)
Earnings before interest and taxes	4,058	4,667	3,818
Interest and dividend income	73	90	95
Interest and other finance expense	(293)	(207)	(173)
Income from continuing operations before taxes	3,838	4,550	3,740
Provision for taxes	(1,030)	(1,244)	(1,018)
Income from continuing operations, net of tax	2,808	3,306	2,722
Income from discontinued operations, net of tax	4	9	10
Net income	2,812	3,315	2,732
Net income attributable to noncontrolling interests	(108)	(147)	(171)
Net income attributable to ABB	2,704	3,168	2,561
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Net income	$ 2,704	$ 3,168	$ 2,561
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.18	$ 1.38	$ 1.11
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,293	2,288	2,287
Diluted earnings per share attributable to ABB shareholders (in shares)	2,295	2,291	2,291